Credit Facilities, Long-Term Debt and Lease Liabilities - Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 04, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Cash drawings	$ 3,808			$ 3,466
Heartland Generation
Disclosure of detailed information about borrowings [line items]
Credit facilities, long-term debt and lease liabilities (Note 25)		$ 204
Heartland Generation, Post Adjustments
Disclosure of detailed information about borrowings [line items]
Credit facilities, long-term debt and lease liabilities (Note 25)		232
Non-committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Cash drawings	0
Outstanding letters of credit	220
Non-committed | Demand facilities | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Facility size			$ 400
Cash drawings	0
Outstanding letters of credit	220
Committed
Disclosure of detailed information about borrowings [line items]
Facility size	2,916
Cash drawings	769
Outstanding letters of credit	645
Committed | Heartland Credit Facilities
Disclosure of detailed information about borrowings [line items]
Facility size	276
Cash drawings	224
Outstanding letters of credit	14
Committed | Heartland Credit Facilities, Revolving Facility
Disclosure of detailed information about borrowings [line items]
Facility size		$ 25
Committed | Heartland Credit Facilities, Letter Of Credit
Disclosure of detailed information about borrowings [line items]
Facility size	27
Outstanding letters of credit	14
Committed | Heartland EDC letter of credit facility
Disclosure of detailed information about borrowings [line items]
Facility size	50
Cash drawings	0
Outstanding letters of credit	$ 14